Employee Benefits - Summary of Assumptions Used Defined Benefit Provident Fund Plan (Detail)	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	0.60%	0.60%	0.60%
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.30%	3.50%	3.80%